OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
OTHER LIABILITIES

16.OTHER LIABILITIES

	As of December 31,
	2022	2023	2023
		(Restated)	(Restated)
	VND million	VND million	USD
Provision for contract penalty, compensations and purchase commitments	1,321,147	1,476,203	61,853,809
Tax payables	1,756,860	609,469	25,537,124
Assurance-type warranties	254,792	895,086	37,504,651
Payables to employees	631,064	773,628	32,415,486
Payables relating to business cooperation contract with Nam An(*)	—	5,814,429	243,628,132
Others	214,115	454,971	19,063,564
TOTAL OTHER CURRENT LIABILITIES	4,177,978	10,023,786	420,002,765
Assurance-type warranties	606,429	1,665,963	69,804,869
Payable relating to government grant	—	396,696	16,621,805
Others	—	131,594	5,513,869
TOTAL OTHER NON-CURRENT LIABILITES	606,429	2,194,253	91,940,543

(*) On March 9, 2023, the Group entered into a business cooperation contract with Nam An Investment and Trading Joint Stock Company (“Nam An”), and a subsequent appendix to the contract (collectively refer as “the BCC”). According to the BCC, Nam An provided VND5,875 billion of cooperation capital to fund the development and construction of our automobile manufacturing facilities in Hai Phong.

In return for the cooperation capital, Nam An will be entitled to receive quarterly distributions of 0.25% of the Group’s total revenue from sale of electric vehicles in all markets during the cooperation period payment on the 10th day of the last month of each quarter. In addition, Nam An will receive 5% of cooperation capital at the end of contract if the Group cannot meet the revenue schedule as mutually agreed upon by both parties.

The BCC has a term of 18 months, commencing from March 10, 2023, after which Nam An may either receive the cooperation capital amount, extend the agreement for an additional 18 months, or convert the cooperation capital amount into a secured loan. The interest rate for the potential loan would be mutually agreed upon, based on market conditions at the time of conversion.

16.OTHER LIABILITIES (continued)

Details of movement of certain provisions during the year are as below:

	Currency: VND million
	Provision for	Provision
	contract penalty	related
	and	to purchase	Assurance-type
	compensation	commitment	warranties	TOTAL
			(Restated)	(Restated)
At January 1, 2021:	—	1,444,833	428,046	1,872,879
Provision made during the year	4,340,322	65,981	178,377	4,584,680
Change in accounting estimate for pre-existing provisions	—	—	(211,399)	(211,399)
Reversal of provision	—	(245,101)	—	(245,101)
Offsetting against advances	(402,777)	—	—	(402,777)
Utilized	—	(1,087,302)	(59,554)	(1,146,856)
At December 31, 2021	3,937,545	178,411	335,470	4,451,426
At January 1, 2022:	3,937,545	178,411	335,470	4,451,426
Provision made during the year	272,779	—	740,710	1,013,489
Change in accounting estimate for pre-existing provisions	(157,349)	(7,728)	(25,024)	(190,101)
Utilized	(2,731,828)	(170,683)	(189,935)	(3,092,446)
At December 31, 2022	1,321,147	—	861,221	2,182,368
At January 1, 2023:	1,321,147	—	861,221	2,182,368
Provision made during the year(i)	1,111,317	—	1,843,776	2,955,093
Change in accounting estimate for pre-existing provisions	—	—	222,988	222,988
Utilized	(956,261)	—	(366,936)	(1,323,197)
At December 31, 2023	1,476,203	—	2,561,049	4,037,252
USD	61,853,809	—	107,309,520	169,163,329
(i)	The penalty and compensation costs incurred in 2023 were primarily related to the estimated charge from suppliers due to the cessation of production of certain e-scooter models and development of certain electric vehicle models.